Finance receivables (Summary of Finance Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 1,222,323	¥ 1,158,242
Estimated unguaranteed residual values	469,048	478,294
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,691,371	1,636,536
Deferred origination costs	12,349	11,929
Less - Unearned income	(146,087)	(143,838)
Less - Allowance for credit losses	(30,898)	(26,483)
Finance leases, net	¥ 1,526,735	¥ 1,478,144